Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Common stock, authorized	Unlimited	Unlimited
Common stock, outstanding	198,776,337	180,467,990